Share Capital - Additional Information (Detail) $ in Millions			3 Months Ended		6 Months Ended
	Jun. 25, 2024 CAD ($)	Mar. 12, 2024 CAD ($)	Jul. 31, 2024 CAD ($) shares	Apr. 30, 2024 $ / shares shares	Apr. 30, 2024 CAD ($)	Jul. 31, 2024 $ / shares	Mar. 12, 2024 $ / shares shares	Nov. 01, 2023
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer						3.50%		3.00%
Minimum leverage ratio						3.50%
Minimum TLAC ratio						21.50%
Minimum TLAC leverage ratio						7.25%
Domestic systemically important bank buffer						0.50%
Higher Buffer Rate [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer						3.50%
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge			1.00%
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio			11.50%
Tier 1 capital ratio			13.00%
Total capital ratio			15.00%
Non cumulative Series 51 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Reduction of issued capital			$ 250
Cash redemption price per share | $ / shares						$ 25
Number of shares redeemed | shares			10,000,000
Non cumulative Series 49 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Reduction of issued capital					$ 325
Cash redemption price per share | $ / shares				$ 25
Number of shares redeemed | shares				13,000,000
Non Cumulative Rate Reset Series 57 Class A Preferred Shares [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend in addition to government of Canada bond yield		3.90%
Dividend rate		7.337%
Proceeds from issue of preference shares		$ 500
Par value | $ / shares							$ 1,000
Number of shares issued | shares							500,000
Non cumulative Series 39 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Reduction of issued capital			$ 400
Cash redemption price per share | $ / shares						$ 25
Number of shares redeemed | shares			16,000,000
Limited Recourse Capital Notes Series Four [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings, interest rate basis	per annum (paid semi-annually)
Borrowings maturity	July 28, 2084
Borrowings interest rate	6.987%
Notional amount	$ 500
Floating interest rate [member] | Limited Recourse Capital Notes Series Four [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings, interest rate basis	Starting on July 28, 2029, and every five years thereafter until July 28, 2079, the interest rate will be reset to the then current five-year Government of Canada bond yield plus 3.70% per annum.